Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Government grant	$ 68,529	$ 70,612	$ 1,592
Interest income on bank deposits	557	595	21
Other	27	201	15,023
Other income, total	$ 69,113	$ 71,408	$ 16,636